Derivative liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Derivative liabilities

10.	Derivative liabilities

The Company has entered into convertible debenture agreements that permit the holders to convert the outstanding principal and accrued interest into common shares of the Company at a fixed conversion price denominated in a currency other than the Company’s functional currency (see Note 11(c)).

Changes in the fair value of the derivative liabilities for the year ended December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$1,121	$491
Settlements	(90,417)	-
Change in fair value	97,408	630
Balance, end of year	$8,112	$1,121

The fair value of the derivative liabilities was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2025	December 31, 2024
Stock price	$12.07	$0.91
Exercise price	$ 0.86 - $ 1.77	$ 0.52 - $1.22
Expected life	0.83 yrs	0.43 - 1.83 yrs
Risk-free interest rate	2.58%	2.93%
Expected volatility	89.07%	53.23%
Expected dividends	nil	nil

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)